Cover	Nov. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Entity File Number	000-55564
Entity Registrant Name	KULR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001662684
Entity Tax Identification Number	81-1004273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4863 Shawline Street
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92111
City Area Code	408
Local Phone Number	663-5247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KULR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	KULR Technology Group, Inc.
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1999 S. Bascom Ave
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008